INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Summary of Investments balances

	At December 31	At December 31
(in thousands)	2023	2022

Investments:
Equity instruments
Shares	$10,390	$8,022
Warrants	127	87
Convertible Debentures	15,565	—
Physical Uranium	276,815	162,536
	$302,897	$170,645

Investments-by balance sheet presentation:
Current	$10,400	$8,022
Long-term	292,497	162,623
	$302,897	$170,645

Summary of Investments continuity

	Equity	Convertible	Physical	Total
(in thousands)	Instruments	Debentures	Uranium	Investments

Balance-January 1, 2022	$14,578	$—	$133,114	$147,692
Change in fair value gain to profit and (loss) (note 20)	(6,469)	—	29,422	22,953
Balance-December 31, 2022	$8,109	$—	$162,536	$170,645
Purchase of investments	2,417	15,000	—	17,417
Sale of investments	—	—	(19,901)	(19,901)
Change in fair value gain to profit and (loss) (note 20)	(9)	565	134,180	134,736
Balance-December 31, 2023	$10,517	$15,565	$276,815	$302,897